Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000024774 [Member] | Pre refunded Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024774 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024774 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000024774 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024774 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024774 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024774 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024775 [Member] | Pre refunded Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024775 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024775 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000024775 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024775 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024775 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024775 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000188793 [Member] | Pre refunded Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188793 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000188793 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000188793 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000188793 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000188793 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000188793 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024777 [Member] | Pre refunded Escrowed to Maturity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024777 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024777 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.70%
C000024777 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024777 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024777 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024777 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%